Commitments and Contingencies (Details Textual) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014 sites	Dec. 31, 2013	Dec. 31, 2012	Jun. 11, 2013 bbl	Aug. 18, 2011 bbl
Loss Contingencies [Line Items]
Barrels of crude oil claimed to be owed					141,000
Barrels of crude oil determined to be missing				148,000
Legal proceedings number of sites	5
Number of sites with limited soil contamination	3
Number of sites with ground water contamination	3
Sites for which closure is anticipated in 2015	3
Number of sites closed	1
Site contingency, number of sites remaining open	4
Commitments and Contingencies (Textual) [Abstract]
Operating Leases, Rent Expense	$ 1.5	$ 1.2	$ 1.0
Minimum [Member]
Commitments and Contingencies (Textual) [Abstract]
Notice Period For Cancellation Of Commitment	30 days
Maximum [Member]
Commitments and Contingencies (Textual) [Abstract]
Notice Period For Cancellation Of Commitment	120 days